Derivative Financial Instruments and Hedge Accounting_Average Of Hedge Ratio For Each Type Of Hedge Accounting(Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	7,545,289,000,000	5,543,273,000,000
Average rate	2.91	2.8
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,146.84	1,094.53
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,327.68	1,322.81
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	803.71
Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	6,214,235,000,000	6,442,788,000,000
Average rate	2.59	2.73
Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,132.99	1,111.63
Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,306.91	1,306.99
Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	837	837
Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	823.54	823.54
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	275,569,000,000	530,967,000,000
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,151.49	1,120.33
Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		1,335.88
Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,465.26
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	2,649,272,000,000	1,371,901,000,000
Average rate	2.29	2.21
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,149.9	1,094.95
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,319.66	1,319.66
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	803.71
1 year | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	2,450,918,000,000	2,641,861,000,000
Average rate	2.64	2.7
1 year | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,129.58	1,103.25
1 year | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,305.22	0
1 year | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
1 year | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	815.8	0
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	248,233,000,000	528,025,000,000
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,151.49	1,120.33
1 year | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		1,348.19
1 year | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	1,807,950,000,000	728,308,000,000
Average rate	2.7	2.26
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,138.82	0
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,346.38	1,331.65
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
2 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	1,199,124,000,000	1,403,129,000,000
Average rate	2.56	2.94
2 years | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,111.66	1,129.9
2 years | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,306.76	1,305.59
2 years | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	837	0
2 years | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	831.49	815.8
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	0	2,942,000,000
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
2 years | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		1,295.4
2 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	897,562,000,000	1,372,040,000,000
Average rate	2.29	2.65
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,094.35	1,063.84
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
3 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	1,764,991,000,000	902,911,000,000
Average rate	2.66	2.36
3 years | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,153.15	1,110.49
3 years | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,312.75	1,306.76
3 years | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	837
3 years | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	831.49
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	27,336,000,000	0
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
3 years | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		0
3 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,465.26
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	309,882,000,000	567,030,000,000
Average rate	3.16	2.23
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
4 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	529,202,000,000	919,258,000,000
Average rate	2.79	2.7
4 years | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	1,095.73	1,087.84
4 years | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	1,312.75
4 years | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		0
4 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	466,053,000,000	195,392,000,000
Average rate	2.5	3.25
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
5 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	120,000,000,000	525,629,000,000
Average rate	2	2.79
5 years | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	1,095.73
5 years | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		0
5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
More than 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	1,414,570,000,000	1,308,602,000,000
Average rate	3.92	3.66
More than 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0
More than 5 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	150,000,000,000	50,000,000,000
Average rate	1.67	2.53
More than 5 years | Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Cash flow hedges | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Cash flow hedges | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Cash flow hedges | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The nominal of the hedging instrument	0	0
More than 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0	0
More than 5 years | Hedge of net investments in foreign operations | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate		0
More than 5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Average foreign exchange rate	0